Summary of Significant Accounting Policies - Schedule of Exchange Rates Used in Preparing Financial Statements (Details)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Exchange Rates Used in Preparing Financial Statements [Abstract]
Period-end spot rate	7.7698	7.8259
Average rate	7.8089		7.8329	7.8472